Subsequent events	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	Subsequent events
The Group evaluated subsequent events through 13 August 2025, the date that the unaudited condensed consolidated interim financial statements were available to be issued.
On 1 July 2025, Alvotech announced that it had entered into a European supply and commercialization agreement with Advanz Pharma for AVT10, its biosimilar candidate to Cimzia (certolizumab pegol).
On 9 July 2025, the Company announced its acquisition of Ivers-Lee Group (“Ivers-Lee”), a family-owned business with headquarters in Burgdorf, Switzerland specializing in providing high-quality assembly and packaging services for the pharmaceutical sector. Among Ivers-Lee’s capacity that will be integrated with Alvotech’s operations are assembly and packaging of autoinjectors, pre-filled syringes and safety devices and packaging of vials. Ivers-Lee has an international customer base and will also continue servicing other existing clients and providing contract manufacturing services. As of the date of this report, the initial accounting for the business combination under IFRS 3 has not been finalized. Accordingly, certain disclosures cannot be provided at this time. These disclosures will be included in future filings once the valuation and purchase price allocation are finalized.